Annual Operating Expenses - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	May 31, 2024
VIP Index 500 Portfolio - Initial Class
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.045%	[1]
Total annual operating expenses	0.09%
VIP Index 500 Portfolio - Service Class
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.045%	[1]
Total annual operating expenses	0.19%
VIP Index 500 Portfolio - Service Class 2
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.045%	[1]
Total annual operating expenses	0.34%

[1]	AAdjusted to reflect current fees.